Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional expenses	$ 28	$ 296	$ 108
Utilities	46	46	95
Deferred financing costs	2,290	787	100
Legal	62	67	84
Employee compensation	483	131	20
Other	396	275	134
Total accrued expenses and other current liabilities	$ 3,305	$ 1,602	$ 541